Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	31 March
(Millions of US dollars)	2022	2021
Senior unsecured notes:
Principal amount 3.625% notes due 2026 (€400.0 million)	$446.4	$468.3
Principal amount 5.000% notes due 2028	400.0	400.0
Total	846.4	868.3

Unsecured revolving credit facility	40.0	—

Unamortized debt issuance costs:	(9.1)	(9.7)
Total Long-term debt	$877.3	$858.6

Weighted average interest rate of Long-term debt	4.2%	4.3%
Weighted average term of available Long-term debt	5.0 years	4.5 years

Fair value of Senior unsecured notes (Level 1)	$845.1	$904.7